Expense Example - LS Opportunity Fund - LS Opportunity Fund - Institutional Class	Oct. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 297
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,588
Expense Example, with Redemption, 10 Years	$ 3,348